Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of Accounts Receivable

Accounts receivable are as follows:

	September 29, 2013	December 30, 2012
Customers	$168,106	$137,950
Allowances for cash discounts, bad debts and returns	(5,707)	(5,149)

Subtotal	162,399	132,801
Other receivables	6,517	11,083

Total	$168,916	$143,884

exposure related to its customers. Accounts receivable are as follows:

	December 30, 2012	December 25, 2011
Customers	$137,950	$154,949
Allowances for cash discounts, bad debts and returns	(5,149)	(5,440)

Subtotal	132,801	149,509
Other receivables	11,083	10,472

Total	$143,884	$159,981

Schedule of the Changes in the Allowance for Cash Discounts, Bad Debts and Returns

Following are the changes in the allowance for cash discounts, bad debts, and returns:

	Beginning Balance	Revenue Reductions	Deductions	Ending Balance
Fiscal 2012	$5,440	$90,598	$(90,889)	$5,149
Fiscal 2011	5,214	86,158	(85,932)	5,440
Fiscal 2010	3,826	84,618	(83,230)	5,214

Schedule of Inventories	Inventories. Inventories are as follows:

	September 29, 2013	December 30, 2012
Raw materials, containers and supplies	$61,504	$50,919
Finished product	332,824	307,132

Total	$394,328	$358,051

Inventories. Inventories are as follows:

	December 30, 2012	December 25, 2011
Raw materials, containers and supplies	$50,919	$66,247
Finished product	307,132	269,565

Total	$358,051	$335,812

Schedule of Other Current Assets	Other Current Assets are as follows:

	September 29, 2013	December 30, 2012
Prepaid expenses	$3,590	$5,954
Prepaid income taxes	2,120	578
Assets held for sale	1,556	5,330

Total	$7,266	$11,862

Other Current Assets. Other Current Assets are as follows:

	December 30, 2012	December 25, 2011
Prepaid expenses	$5,954	$6,540
Prepaid income taxes	578	1,009
Assets held for sale	5,330	—

Total	$11,862	$7,549

Schedule of Plant Assets

Plant assets are as follows:

	September 29, 2013	December 30, 2012
Land	$14,061	$14,061
Buildings	190,487	178,300
Machinery and equipment	556,180	513,339
Projects in progress	35,049	32,660

Subtotal	795,777	738,360
Accumulated depreciation	(283,426)	(244,694)

Total	$512,351	$493,666

Plant Assets. Plant assets are as follows:

	December 30, 2012	December 25, 2011
Land	$14,061	$18,001
Buildings	178,300	163,397
Machinery and equipment	513,339	474,556
Projects in progress	32,660	50,610

Subtotal	738,360	706,564
Accumulated depreciation	(244,694)	(205,281)

Total	$493,666	$501,283

Schedule of Accrued Liabilities

Accrued liabilities are as follows:

	September 29, 2013	December 30, 2012
Employee compensation and benefits	$61,626	$53,373
Interest payable	17,034	28,116
Consumer coupons	2,812	3,346
Accrued restructuring charges (see Note 8)	2,210	10,480
Accrued financial instrument contracts (see Note 11)	1,341	682
Other	21,652	23,272

Total	$106,675	$119,269

Accrued Liabilities. Accrued liabilities are as follows:

	December 30, 2012	December 25, 2011
Employee compensation and benefits	$53,373	$50,891
Interest payable	28,116	36,840
Consumer coupons	3,346	3,170
Accrued restructuring charges (see note 8)	10,480	4,076
Accrued financial instrument contracts (see note 11)	682	9,451
Other	23,272	24,357

Total	$119,269	$128,785

Schedule Of Other Long-Term Liabilities

Other long-term liabilities are as follows:

	September 29, 2013	December 30, 2012
Employee compensation and benefits	$9,324	$9,340
Long-term rent liability and deferred rent allowances	9,609	10,217
Liability for uncertain tax positions	1,622	1,614
Accrued financial instrument contracts (see Note 11)	—	3,807
Other	4,247	3,727

Total	$24,802	$28,705

Other Long-Term Liabilities. Other long-term liabilities are as follows:

	December 30, 2012	December 25, 2011
Employee compensation and benefits	$9,340	$9,589
Long-term rent liability and deferred rent allowances	10,217	6,594
Liability for uncertain tax positions	1,614	1,788
Accrued financial instrument contracts (see note 11)	3,807	—
Other	3,727	4,128

Total	$28,705	$22,099